Net Loss Per Share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jan. 26, 2024	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator :
Net loss attributable to TuanChe Limited's shareholders | ¥		¥ (82,971)	¥ (166,490)	¥ (101,945)
Denominator:
Weighted average number of ordinary shares, basic		406,802,365	319,539,180	306,792,324
Weighted average number of ordinary shares, diluted		406,802,365	319,539,180	306,792,324
Net loss attributable to the TuanChe Limited's ordinary shareholders per share, basic | ¥ / shares		¥ (0.20)	¥ (0.52)	¥ (0.33)
Stockholders' Equity Note, American Depositary Share to Ordinary Shares, Conversion Ratio	16
Restricted shares
Denominator:
Number of shares excluded from calculation of diluted net loss per share		3,880,000	3,573,750	6,034,250
Common Class A
Denominator:
Stockholders' Equity Note, American Depositary Share to Ordinary Shares, Conversion Ratio	240